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MICHELLE D. WONG michelle.wong@dechert.com +1 617 728 7178 Direct +1 617 275 8419 Fax

July 26, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 572 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 572 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 573 to the Registration Statement under the Investment Company Act of 1940, as amended. By separate letter dated July 26, 2016, the Registrant and its Principal Underwriter, Goldman, Sachs & Co., request an accelerated effective date of July 29, 2016, pursuant to Rule 461(a) under the Securities Act of 1933. This Registration Statement is being filed to include the year-to-date return information as of the end of the most recent quarter in the risk/return bar chart as required by Form N-1A for the Goldman Sachs Limited Maturity Obligations Fund (the “Fund”)(effective July 29, 2016, the Goldman Sachs Short-Term Conservative Income Fund) and to effect a number of non-material editorial changes. Post-Effective Amendment No. 572 is otherwise identical to Post-Effective Amendment No. 569, which was filed on July 1, 2016.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7178.

Sincerely,

/s/ Michelle D. Wong
Michelle D. Wong